Consolidated Statements Of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income before attribution of noncontrolling interests	¥ 1,119,851	¥ 420,751	¥ 388,187
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥1,778 and ¥1,234, and ¥555, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012, and 2013), Gains (Losses) before income tax expense (benefit)	1,108,665	296,347	(333,466)
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	(143,664)	(4,511)	(122,524)
Net unrealized holding gains / losses on investment securities, Total, Gains (Losses) before income tax expense (benefit)	965,001	291,836	(455,990)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Gains (Losses) before income tax expense (benefit)	6,850	(178)	88
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	(1,210)	850	(5,740)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Gains (Losses) before income tax expense (benefit)	5,640	672	(5,652)
Pension liability adjustments, Gains (Losses) before income tax expense (benefit)	81,568	(189,916)	(185,002)
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	41,642	29,128	10,774
Pension liability adjustments, Total, Gains (Losses) before income tax expense (benefit)	123,210	(160,788)	(174,228)
Foreign currency translation adjustments, Gains (Losses) before income tax expense (benefit)	437,485	(68,269)	(220,954)
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	48,311	31,956	21,327
Foreign currency translation adjustments, Total, Gains (Losses) before income tax expense (benefit)	485,796	(36,313)	(199,627)
Other comprehensive income / loss, Gains (Losses) before income tax expense (benefit)	1,579,647	95,407	(835,497)
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥1,778 and ¥1,234, and ¥555, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012, and 2013), Income tax (expense) benefit	(390,387)	(118,638)	134,674
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	53,856	1,641	50,395
Net unrealized holding gains / losses on investment securities, Total, Income tax (expense) benefit	(336,531)	(116,997)	185,069
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Income tax (expense) benefit	(2,693)	99	(5)
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	476	(334)	2,255
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Income tax (expense) benefit	(2,217)	(235)	2,250
Pension liability adjustments, Income tax (expense) benefit	(27,506)	77,992	73,483
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	(15,707)	(11,419)	(4,344)
Pension liability adjustments, Total, Income tax (expense) benefit	(43,213)	66,573	69,139
Foreign currency translation adjustments, Income tax (expense) benefit	406	(1,528)	11,053
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	(18,943)	(11,702)	(9,021)
Foreign currency translation adjustments, Total, Income tax (expense) benefit	(18,537)	(13,230)	2,032
Other comprehensive income / loss, Income tax (expense) benefit	(400,498)	(63,889)	258,490
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥1,778 and ¥1,234, and ¥555, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012, and 2013), Gains (Losses) net of income tax expense (benefit)	718,278	177,709	(198,792)
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	(89,808)	(2,870)	(72,129)
Net unrealized holding gains / losses on investment securities, Total, Gains (Losses) net of income tax expense (benefit)	628,470	174,839	(270,921)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Gains (Losses) net of income tax expense (benefit)	4,157	(79)	83
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	(734)	516	(3,485)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Gains (Losses) net of income tax expense (benefit)	3,423	437	(3,402)
Pension liability adjustments, Gains (Losses) net of income tax expense (benefit)	54,062	(111,924)	(111,519)
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	25,935	17,709	6,430
Pension liability adjustments, Total, Gains (Losses) net of income tax expense (benefit)	79,997	(94,215)	(105,089)
Foreign currency translation adjustments, Gains (Losses) net of income tax expense (benefit)	437,891	(69,797)	(209,901)
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	29,368	20,254	12,306
Foreign currency translation adjustments, Total, Gains (Losses) net of income tax expense (benefit)	467,259	(49,543)	(197,595)
Other comprehensive income / loss, Gains (Losses) net of income tax expense (benefit)	1,179,149	31,518	(577,007)
Comprehensive income / loss	2,299,000	452,269	(188,820)
Net income / loss attributable to noncontrolling interests	50,727	4,520	(64,458)
Other comprehensive income / loss attributable to noncontrolling interests	8,402	(743)	(3,935)
Comprehensive income / loss attributable to Mitsubishi UFJ Financial Group	¥ 2,239,871	¥ 448,492	¥ (120,427)